Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Preferred Stock Summary
The following table summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2018 and Dec. 31, 2017.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31,		Dec. 31,
	Per annum dividend rate	2018	2017	2018	2017
Series A	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series C	5.2%	5,825	5,825	568	568
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series E	4.95% to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	10,000	10,000	990	990
Series F	4.625% to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Total		35,826	35,826	$3,542	$3,542

(a)	All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.

(b)	The carrying value of the Series C, Series D, Series E and Series F preferred stock is recorded net of issuance costs.

Summary of Preferred Dividends Paid
The table below presents the dividends paid on our preferred stock.

Dividend paid per preferred share
	Depositary shares per share
			2018		2017		2016
			per share	in millions	per share	in millions	per share	in millions
Series A	100	(a)	$4,055.55	$20	$4,055.55	$20	$4,055.55	$20
Series C	4,000		5,200.00	31	5,200.00	31	5,200.00	30
Series D	100		4,500.00	22	4,500.00	22	4,500.00	22
Series E	100		4,950.00	50	4,950.00	50	4,950.00	50
Series F	100		4,625.00	46	5,254.51	52	N/A	—
Total				$169		$175		$122

(a)	Represents Normal Preferred Capital Securities.

Schedule of Regulatory Capital Ratios
The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2018	2017	(b)
Consolidated regulatory capital ratios:
CET1 ratio	10.7%	10.7%
Tier 1 capital ratio	12.8	12.7
Total capital ratio	13.6	13.4
Tier 1 leverage ratio	6.6	6.6
SLR (c)	6.0	N/A

The Bank of New York Mellon regulatory capital ratios:
CET1 ratio	14.0%	14.1%
Tier 1 capital ratio	14.3	14.4
Total capital ratio	14.7	14.7
Tier 1 leverage ratio	7.6	7.6
SLR (c)	6.8	N/A

(a)
For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches, which for the periods noted above was the Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.

(b)	Reflects transitional adjustments required in 2017 under the U.S. capital rules.

(c)
The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures and became a binding measure on Jan. 1, 2018. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.

Summary of Capital Components and Risk-Weighted Assets Determined Under the Standardized and Advanced Approaches
The following table presents our capital components and RWAs determined under the Standardized and Advanced Approaches and the average assets used for leverage capital purposes.

Capital components and risk-weighted assets
	Dec. 31,
(in millions)	2018	2017 (a)
CET1:
Common shareholders’ equity	$37,096	$37,859
Adjustments for:
Goodwill and intangible assets (b)	(18,806)	(18,684)
Net pension fund assets	(320)	(169)
Equity method investments	(361)	(372)
Deferred tax assets	(42)	(33)
Other	—	(8)
Total CET1	17,567	18,593
Other Tier 1 capital:
Preferred stock	3,542	3,542
Deferred tax assets	—	(8)
Net pension fund assets	—	(42)
Other	(65)	(41)
Total Tier 1 capital	$21,044	$22,044

Tier 2 capital:
Subordinated debt	$1,250	$1,250
Allowance for credit losses	252	261
Other	(10)	(12)
Total Tier 2 capital – Standardized Approach	1,492	1,499
Excess of expected credit losses	65	31
Less: Allowance for credit losses	252	261
Total Tier 2 capital – Advanced Approach	$1,305	$1,269

Total capital:
Standardized Approach	$22,536	$23,543
Advanced Approach	$22,349	$23,313

Risk-weighted assets:
Standardized Approach	$149,618	$155,621
Advanced Approach:
Credit Risk	$92,917	$101,681
Market Risk	3,454	3,657
Operational Risk	68,300	68,688
Total Advanced Approach	$164,671	$174,026

Average assets for Tier 1 leverage ratio	$319,007	$331,600
Total leverage exposure for SLR purposes (c)	$347,943	N/A

(a)	Reflects transitional adjustments to CET1, Tier 1 capital and Tier 2 capital required in 2017 under the U.S. capital rules.

(b)	Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

(c)	SLR became a binding measure on Jan. 1, 2018.

Schedule of Capital Above Thresholds Table

Capital above thresholds at Dec. 31, 2018
(in millions)	Consolidated (a)	The Bank of New York Mellon (b)
CET1	$5,217	$10,036
Tier 1 capital	6,224	8,372
Total capital	4,235	6,273
Tier 1 leverage ratio	8,284	6,441
SLR (c)	3,647	2,336

(a)	Based on minimum required standards, with applicable buffers.

(b)	Based on well capitalized standards.

(c)	SLR became a binding measure on Jan. 1, 2018.